Provision for (reversal of) doubtful accounts and notes - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provision for (Reversal of) doubtful accounts and notes	$ 30,465	$ 45,328	$ (2,043)
Accounts receivable (Note 4)
Provision for (Reversal of) doubtful accounts and notes	(14,122)	36,403	(2,979)
Note receivables
Provision for (Reversal of) doubtful accounts and notes			288
Prepaid expenses and other current assets (Note 7)
Provision for (Reversal of) doubtful accounts and notes	28,262	7,000	$ 648
Other receivable, related parties (Note 29)
Provision for (Reversal of) doubtful accounts and notes	2,298	$ 1,925
Cost in excess of billings
Provision for (Reversal of) doubtful accounts and notes	13,337
Other receivable, noncurrent
Provision for (Reversal of) doubtful accounts and notes	$ 690